UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Advisers LLC
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      Managing Director
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut         May 13, 2010
      ----------------        ---------------------         ------------

Report Type (Check only one):

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total (x$1,000):  $ 1,092,036

List of Included Managers:

      Andrew J. Knuth         Westport Advisers, LLC
      Edmund H. Nicklin       Westport Advisers LLC

List of Other Included Managers:
         No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105      7,107     286,322  SH         Sole               286,322
Abbott Laboratories                 COM       002824100      3,556      67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106      7,765     105,000  SH         Sole               105,000
American Eagle Outfitters, Inc      COM       02553E106      5,926     320,000  SH         Sole               320,000
Amphenol Corp.                      COM       032095101      5,961     141,300  SH         Sole               141,300
Anadarko Petroleum Corp.            COM       032511107     12,381     170,000  SH         Sole               170,000
Arbitron, Inc.                      COM       03875Q108     18,069     677,753  SH         Sole               677,753
Arthur J. Gallagher & Company       COM       363576109      8,063     328,424  SH         Sole               328,424
Baldor Electric Company             COM       057741100     36,615     979,002  SH         Sole               979,002
Beckman Coulter, Inc.               COM       075811109      5,024      80,000  SH         Sole                80,000
Big Lots, Inc.                      COM       089302103     47,821   1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101     11,878     662,861  SH         Sole               662,861
CA, Inc.                            COM       12673P105      9,507     405,089  SH         Sole               405,089
CACI International, Inc.            COM       127190304     10,791     220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100      7,023     192,090  SH         Sole               192,090
Carter's Inc.                       COM       146229109      8,291     275,000  SH         Sole               275,000
Charles River Laboratories Int      COM       159864107     32,875     836,300  SH         Sole               836,300
Checkpoint Systems, Inc.            COM       162825103     23,749   1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109      4,224     181,600  SH         Sole               181,600
Cullen/Frost Bankers, Inc.          COM       229899109      3,906      70,000  SH         Sole                70,000
Darden Restaurants, Inc.            COM       237194105     32,648     733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103     83,130   1,275,000  SH         Sole             1,275,000
Del Monte Foods Company             COM       24522P103     37,510   2,569,154  SH         Sole             2,569,154
Diebold, Inc.                       COM       253651103      1,858      58,500  SH         Sole                58,500
Dr. Pepper Snapple Group, Inc.      COM       26138E109     10,551     300,000  SH         Sole               300,000
EMS Technologies, Inc.              COM       26873N108      4,193     252,613  SH         Sole               252,613
EOG Resources, Inc.                 COM       26875P101     11,850     127,500  SH         Sole               127,500
Entergy Corp.                       COM       29364G103      7,525      92,500  SH         Sole                92,500
FEI Company                         COM       30241L109      2,749     120,000  SH         Sole               120,000
FMC Corp.                           COM       302491303      9,772     161,416  SH         Sole               161,416
FedEx Corp.                         COM       31428X106      5,604      60,000  SH         Sole                60,000
Forest Oil Corp.                    COM       346091705     26,544   1,028,058  SH         Sole             1,028,058
Forestar Group, Inc.                COM       346233109      4,514     239,096  SH         Sole               239,096
General Communication, Inc. -       COM       369385109      4,267     739,450  SH         Sole               739,450
IPG Photonics Corp.                 COM       44980X109      8,684     587,227  SH         Sole               587,227
ITT Educational Services, Inc.      COM       45068B109     67,038     596,000  SH         Sole               596,000
International Rectifier Corp.       COM       460254105      1,420      62,000  SH         Sole                62,000
Interpublic Group of Companies      COM       460690100      1,789     215,000  SH         Sole               215,000
Intersil Holding Corp.              COM       46069S109        737      50,000  SH         Sole                50,000
John Wiley & Sons, Inc.             COM       968223206     25,549     590,330  SH         Sole               590,330
KBR, Inc.                           COM       48242W106      8,323     375,586  SH         Sole               375,586
Kinetic Concepts, Inc.              COM       49460W208     18,923     395,797  SH         Sole               395,797
Laboratory Corporation of Amer      COM       50540R409      5,463      72,153  SH         Sole                72,153
Lender Processing Services, In      COM       52602E102      8,830     233,900  SH         Sole               233,900
McCormick & Company, Inc.           COM       579780206      6,905     180,000  SH         Sole               180,000
Orient Express Hotels Ltd. - C      COM       G67743107      8,212     579,100  SH         Sole               579,100
Pall Corp.                          COM       696429307     10,224     252,500  SH         Sole               252,500
Parametric Technology Corp.         COM       699173209      7,039     390,000  SH         Sole               390,000
Plains Exploration & Productio      COM       726505100     29,415     980,827  SH         Sole               980,827
Praxair, Inc.                       COM       74005P104     10,209     123,000  SH         Sole               123,000
Precision Castparts Corp.           COM       740189105     96,059     758,101  SH         Sole               758,101
Psychiatric Solutions Inc.          COM       74439H108     11,996     402,000  SH         Sole               402,000
QLogic Corp.                        COM       747277101     13,768     678,209  SH         Sole               678,209
Republic Services, Inc.             COM       760759100      8,706     300,000  SH         Sole               300,000
Rogers Corp.                        COM       775133101      4,781     164,800  SH         Sole               164,800
Ruby Tuesday, Inc.                  COM       781182100      6,066     573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108      7,848     912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103      2,821      62,500  SH         Sole                62,500
Stone Energy Corp.                  COM       861642106      9,524     536,541  SH         Sole               536,541
SunTrust Banks, Inc.                COM       867914103        268      10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107     33,418   1,493,892  SH         Sole             1,493,892
Teradata Corp.                      COM       88076W103      5,766     199,600  SH         Sole               199,600
Texas Instruments, Inc.             COM       882508104      1,592      65,064  SH         Sole                65,064
The South Financial Group, Inc      COM       837841105        605     875,384  SH         Sole               875,384
Universal Health Services, Inc      COM       913903100     72,770   2,073,800  SH         Sole             2,073,800
Varian Medical Systems, Inc.        COM       92220P105      9,683     175,000  SH         Sole               175,000
WSFS Financial Corp.                COM       929328102      1,893      48,546  SH         Sole                48,546
Willis Group Holdings PLC           COM       013131180     47,276   1,510,900  SH         Sole             1,510,900
iShares Russell 2000 Index Fun      COM       464287655     25,189     371,500  SH         Sole               371,500